Income Taxes (Schedule Of Provision For Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Current, U.S. federal	$ 55,026	$ 48,577	$ 45,348
Current, U.S. state and local	8,104	7,285	7,731
Current, Foreign	397	597	511
Deferred, U.S. federal, state and local	6,323	6,970	(6,995)
Deferred, Foreign	2	8	7
Total	$ 69,852	$ 63,437	$ 46,602